SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Stock split ratio	0.2
Ordinary Shares, shares authorized	6,000,000	6,000,000
Ordinary Shares, shares issued	3,882,945	3,882,945
Number of shares issued		2,500,000
Issuance of ordinary shares		$ 5,000
Stock Options [Member]
Share-based compensation:
Vesting period	4 years
Maximum contractual term	7 years
Number of options available for future grants	467,722
Weighted average fair value of options granted		$ 0.66	$ 0.82
Aggregate intrinsic value of options outstanding	0	0
Unrecognized compensation cost	184
Unrecognized compensation cost, recognition period	4 years
Restricted Shares Units (RSUs) [Member]
Share-based compensation:
Vesting period	2 years
Restricted shares authorized for issuance	60,000
Ordinary shares reserved for future issuance	11,690
Unrecognized compensation cost	$ 15
Unrecognized compensation cost, recognition period	2 years